Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Property and equipment are stated at cost less accumulated depreciation and impairment if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20-40 years
Motor vehicles	5 years
Office and computer equipment	3-10 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Schedule of Intangible Assets Estimated Useful Lives	The intangible assets have original estimated useful lives as follows (Refer to Note 8-Intangible Assets for further information):
Software	2 years to 10 years
Trade names	Indefinite